UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net loss	¥ (48,815)	$ (7,289)	¥ (57,689)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,044	305	1,401
Share of net loss in equity method investments	87	13	120
Bad debt expense	251	37	(1)
Losses on disposal of land use rights and property and equipment	72	11	21
Share-based compensation	4,528	676	15,897
Fair value loss (gain) on convertible loans	(139)	(21)	4,346
Impairment of intangible assets	7,911	1,181
Impairment of goodwill	12,758	1,905	0
Amortization of right of use assets	545	81
Deferred tax	(2,158)	(322)	(44)	¥ (44)
Changes in operating assets and liabilities:
Prepaid expenses	(9,929)	(1,482)	498
Accounts receivable	269	40	(2,321)
Inventories	65	10	(140)
Amounts due from related parties	199	30	(717)
Other current assets	197	29	4,465
Accounts payable	571	85	(911)
Amounts due to related parties	176	26	(127)
Advance from customers	24	4	1,409
Accrued expenses and other current liabilities	539	80	6,453
Other long-term liabilities	(14)	(2)	(913)
Deferred tax liabilities			(44)
Lease liabilities	(383)	(57)
Net cash used in operating activities	(31,202)	(4,660)	(28,297)
Investing activities:
Purchases of property and equipment	(37)	(6)	(1,231)
Purchases of intangible assets			(9)
Net cash used in investing activities	(37)	(6)	(1,240)
Financing activities:
Proceeds from short-term borrowings			12,941
Payment for related party loan	(1,749)	(261)	(4,515)
Proceeds from stock options exercised			538
Proceeds from private placement	30,989	4,627	25,982
Net cash provided by financing activities	29,240	4,366	34,946
Effect of exchange rate changes on cash and cash equivalents	(362)	(52)	154
Net increase (decrease) in cash and cash equivalents	(2,361)	(352)	5,563
Cash and cash equivalents at beginning of period	9,251	1,381	3,016	3,016
Cash and cash equivalents at end of period	6,890	1,029	8,579	¥ 9,251
Supplemental disclosure of cash flow information:
Interest paid	161	24	2,059
Supplemental disclosure of non-cash activities:
Issuance shares for private placement unpaid portion			2,841
Issuance shares for stock option exercised by employees			1,144
Issuance shares for stock option exercised by Dr. Chris Chang Yu			6,125
Issuance shares for related party loan to Dr. Chris Chang Yu			4,496
Reclassification of accounts payable to convertible loan			4,548
Conversion of convertible loans	27,739	4,141	¥ 18,459
Right of use assets obtained in exchange for lease liabilities	¥ 8,954	$ 1,337